Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 1,758,519		$ 1,933,993
Less net unamortized debt issue costs	(28,082)		(27,059)
Long-term debt	1,730,437		1,906,934
6.625% Senior Notes Due 2020 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross		$ 0.0	499,150
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	312,601	248.6	427,818
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	440,062	350.0	469,945
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	502,928	400.0	$ 537,080
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 502,928	$ 400.0